Contingent consideration - Summary of reconciliation of contingent consideration (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 8,968	$ 11,094
Payment of EVT801 milestone		(2,364)
Interest on unwinding of discount	594	567
Effect of exchange rates on contingent consideration	697	(329)
Gain on remeasurement of contingent consideration	(3,388)	0	$ 2,570
Contingent Consideration	$ 6,871	$ 8,968	$ 11,094